Investments in unconsolidated affiliates - WeCan Group AG (Details) - USD ($)		12 Months Ended
	Jun. 27, 2025	Dec. 31, 2025
Investments in unconsolidated affiliates
Fair value of shares issued		$ 1,927,000
Equity in earnings of unconsolidated affiliates		(148,000)
Non-related party
Investments in unconsolidated affiliates
Investments in unconsolidated affiliates		$ 4,259,000
WeCan Group AG | Non-related party
Investments in unconsolidated affiliates
Ownership interest	31.87%	31.87%
Ownership interest on fully diluted basis	28.33%
Total consideration transferred	$ 3,486,557
Cash consideration	$ 1,424,704
Shares issued	481,110
Fair value of shares issued	$ 1,948,495
Transaction costs	$ 113,358
Equity in earnings of unconsolidated affiliates		$ (105,778)
Investments in unconsolidated affiliates		3,380,779
Impairment charges		$ 0